5. Income Taxes (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Feb. 28, 2017	May 31, 2016
Income Tax Disclosure [Abstract]
U.S. statutory tax rate	34.00%	34.00%
Net operating loss carryforward	$ 72,000	$ 42,336
Operating loss carryforward expiration date	Dec. 31, 2035	Dec. 31, 2035